EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2019
EXPENSES BY NATURE
Schedule of expenses by nature

	01.01.2019	01.01.2018	01.01.2017
Details	12.31.2019	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$
Direct production costs	877,716,948	759,229,954	815,455,280
Payroll and employee benefits	273,123,010	266,966,841	287,458,526
Transportation and distribution	138,486,337	137,428,173	163,361,088
Advertising	27,113,322	17,345,951	29,209,904
Depreciation and amortization	111,087,284	99,594,446	99,163,891
Repairs and maintenance	30,528,180	28,120,098	34,253,824
Other expenses	83,188,784	138,860,648	181,249,647
Total (1)	1,541,243,865	1,447,546,111	1,610,152,160
(1)	Corresponds to the addition of cost of sales, administration expenses and distribution cost.